Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2020 Portfolio℠
March 31, 2024
VIPIFF2020-NPRT1-0524
1.830296.118
Domestic Equity Funds - 23.8%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	139,416	7,825,441
VIP Equity-Income Portfolio Investor Class (a)	238,048	6,363,020
VIP Growth & Income Portfolio Investor Class (a)	294,966	8,733,940
VIP Growth Portfolio Investor Class (a)	122,928	12,972,638
VIP Mid Cap Portfolio Investor Class (a)	50,240	2,004,080
VIP Value Portfolio Investor Class (a)	220,574	4,457,801
VIP Value Strategies Portfolio Investor Class (a)	126,196	2,213,478
TOTAL DOMESTIC EQUITY FUNDS (Cost $22,074,008)		44,570,398

International Equity Funds - 23.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	1,371,830	14,884,351
VIP Overseas Portfolio Investor Class (a)	1,014,274	28,044,681
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $29,070,088)		42,929,032

Bond Funds - 53.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,779,200	25,096,172
Fidelity International Bond Index Fund (a)	612,312	5,614,902
Fidelity Long-Term Treasury Bond Index Fund (a)	681,623	6,639,009
VIP High Income Portfolio Investor Class (a)	663,332	3,084,492
VIP Investment Grade Bond II Portfolio Investor Class (a)	6,238,272	58,639,751
TOTAL BOND FUNDS (Cost $106,400,930)		99,074,326

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.11% (a)(b) (Cost $374,713)	374,713	374,713

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $157,919,739)	186,948,469
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,421
NET ASSETS - 100.0%	186,951,890

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	26,220,041	1,177,384	2,272,944	8,950	(4,901)	(23,408)	25,096,172
Fidelity International Bond Index Fund	6,334,040	264,588	962,648	39,784	(42,435)	21,357	5,614,902
Fidelity Long-Term Treasury Bond Index Fund	7,104,399	1,424,230	1,640,400	57,710	(318,718)	69,498	6,639,009
VIP Contrafund Portfolio Investor Class	7,260,820	376,854	975,214	29,298	212,926	950,055	7,825,441
VIP Emerging Markets Portfolio Investor Class	15,115,781	623,192	1,312,569	12,921	43,395	414,552	14,884,351
VIP Equity-Income Portfolio Investor Class	5,887,833	685,153	727,558	33,122	24,853	492,739	6,363,020
VIP Government Money Market Portfolio Investor Class 5.11%	3,815,501	216,707	3,657,495	28,750	-	-	374,713
VIP Growth & Income Portfolio Investor Class	8,090,535	720,961	916,334	54,203	33,531	805,247	8,733,940
VIP Growth Portfolio Investor Class	12,024,459	663,057	1,401,774	179,684	130,169	1,556,727	12,972,638
VIP High Income Portfolio Investor Class	3,120,471	102,888	198,539	1,330	(16,955)	76,627	3,084,492
VIP Investment Grade Bond II Portfolio Investor Class	57,617,540	4,977,157	3,588,675	35,557	(118,832)	(247,439)	58,639,751
VIP Mid Cap Portfolio Investor Class	1,843,273	200,104	240,292	34,467	17,905	183,090	2,004,080
VIP Overseas Portfolio Investor Class	28,216,596	328,698	2,529,183	106,236	568,320	1,460,250	28,044,681
VIP Value Portfolio Investor Class	4,108,837	597,988	521,122	88,806	50,638	221,460	4,457,801
VIP Value Strategies Portfolio Investor Class	2,032,042	296,578	273,127	28,780	28,990	128,995	2,213,478
	188,792,168	12,655,539	21,217,874	739,598	608,886	6,109,750	186,948,469

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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